Employee benefit liabilities (Schedule of Liabilities for Employee Benefits)) (Details) ₪ in Thousands, $ in Thousands		Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 ILS (₪)
Statement Line Items [Line Items]
Defined benefit schemes (note 25) | ₪		₪ 1,615		₪ 1,905
Employee benefit | ₪		2,452		2,338
Accrual for annual leave | ₪		990		1,099
Liabilities for employee benefits | ₪		₪ 5,057		₪ 5,342
US Dollars [Member]
Statement Line Items [Line Items]
Defined benefit schemes (note 25) | $	[1]		$ 519
Employee benefit | $			785
Accrual for annual leave | $			318
Liabilities for employee benefits | $			$ 1,622

[1]	Convenience Translation into US Dollars.